DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Revenue growth rates (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Winter Sports Equipment
Cash Generating Units
Revenue growth rate	8.40%	8.70%	11.90%
Winter Sports Equipment | Forecast
Cash Generating Units
Revenue growth rate	4.20%	4.80%	5.30%
Salomon (previously Salomon Apparel and Footwear)
Cash Generating Units
Revenue growth rate	19.40%	18.90%	19.80%
Salomon (previously Salomon Apparel and Footwear) | Forecast
Cash Generating Units
Revenue growth rate	4.80%	6.90%	7.90%
Arc'teryx Apparel and Gear
Cash Generating Units
Revenue growth rate	21.30%	27.00%	24.50%
Arc'teryx Apparel and Gear | Forecast
Cash Generating Units
Revenue growth rate	8.80%	11.20%	8.10%
Peak Performance
Cash Generating Units
Revenue growth rate	13.80%	12.20%	14.80%
Peak Performance | Forecast
Cash Generating Units
Revenue growth rate	7.20%	7.20%	10.10%
Ball & Racquet Sports
Cash Generating Units
Revenue growth rate	15.20%	9.30%	8.70%
Ball & Racquet Sports | Forecast
Cash Generating Units
Revenue growth rate	6.10%	4.50%	4.50%